SHAREHOLDERS' EQUITY (Treasury Purchase Plan) (Details) (TAT Technologies Ltd [Member], USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 21, 2012 Treasury Purchase Plan One [Member]
Equity, Class of Treasury Stock [Line Items]
Value of shares authorized to be repurchased				$ 500,000
Total consideration paid for shares repurchased	$ (70,000)			$ (70,000)
Shares repurchased during period, average cost per share				$ 4.29
The maximum percentage of the Company's share capital repurchased under the plan				0.10%
Balance, shares	9,073,043	9,073,043	9,073,043
Purchase of treasury shares				16,433
Balance, shares	9,073,043	9,073,043	9,073,043